Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-35731
Entity Registrant Name	InspireMD, Inc.
Entity Central Index Key	0001433607
Entity Tax Identification Number	26-2123838
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6303 Waterford District Drive
Entity Address, Address Line Two	Suite 215
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	(888)
Local Phone Number	776-6804
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NSPR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false